Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
(a)	(b)	(c)	(d)	(e)	(f)	(g)
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually paid to Non-PEO NEOs (2)($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($) (3)	Net loss (In thousands) ($) (4)

2024	439,255	383,529	299,511	273,000	108	(9,895)
2023	2,233,531	1,921,531	192,940	185,007	55	(4,854)
2022	405,595	361,845	210,842	194,084	36	(6,404)

Named Executive Officers, Footnote [Text Block]

(1)	Includes total compensation of $879,801 and $405,595 for Mark Murray for the years ended December 3, 2023 and 2022, respectively, and total compensation of $359,254.54 and $1,353,731 for David Knight during the years ended December 31, 2024 and 2023, respectively. Paul Norman did not receive any compensation for serving as Interim Chief Executive Officer.

PEO Total Compensation Amount	[1]	$ 439,255	$ 2,233,531	$ 405,595
PEO Actually Paid Compensation Amount	[2]	$ 383,529	1,921,531	361,845
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	Reflects compensation actually paid to our PEO and non-PEO NEOs in 2024, 2023 and 2022, consisting of the respective amounts set forth in column (b) and (d) of the table above, adjusted as set forth in the following table, as determined in accordance with SEC rules:

	2024 - PEO ($)	2023 - PEO ($) (5)	2022 - PEO ($)	2024-Non-PEO NEOs ($)	2023-Non-PEO NEOs ($)	2022 -Non-PEO NEOs ($)
Summary Compensation Table (“SCT”) Total Compensation	439,255	2,233,531	405,595	299,511	192,940	210,842
Deduct: Amounts Reported under the “Option Awards” and Equity Awards Columns in the SCT	(80,000)	(1,640,000)	-	(180,496)	(23,040)	(25,000)
Add: Fair Value of Awards Granted during the year that Remain Unvested as of Year-end	95,908	1,328,000	-	-	23,040	25,000
Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding & Unvested as of Year-end	-	-	-	-	(6,500)	-
Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(71,634)	-	(43,750)	(128,000)	(1,433)	(16,758)
Compensation Actually Paid	383,529	1,921,531	361,845	273,000	185,007	194,084

Non-PEO NEO Average Total Compensation Amount		$ 299,511	192,940	210,842
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	273,000	185,007	194,084
Total Shareholder Return Amount	[3]	108	55	36
Net Income (Loss) Attributable to Parent	[4]	(9,895,000)	(4,854,000)	(6,404,000)
PEO [Member] | Amounts Reported under the “Option Awards” and Equity Awards Columns in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(80,000)	(1,640,000)
PEO [Member] | Fair Value of Awards Granted during the year that Remain Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		95,908	1,328,000
PEO [Member] | Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding & Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(71,634)		(43,750)
Non-PEO NEO [Member] | Amounts Reported under the “Option Awards” and Equity Awards Columns in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(180,496)	(23,040)	(25,000)
Non-PEO NEO [Member] | Fair Value of Awards Granted during the year that Remain Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			23,040	25,000
Non-PEO NEO [Member] | Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding & Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,500)
Non-PEO NEO [Member] | Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (128,000)	$ (1,433)	$ (16,758)

[1]	Includes total compensation of $879,801 and $405,595 for Mark Murray for the years ended December 3, 2023 and 2022, respectively, and total compensation of $359,254.54 and $1,353,731 for David Knight during the years ended December 31, 2024 and 2023, respectively. Paul Norman did not receive any compensation for serving as Interim Chief Executive Officer.
[2]	Reflects compensation actually paid to our PEO and non-PEO NEOs in 2024, 2023 and 2022, consisting of the respective amounts set forth in column (b) and (d) of the table above, adjusted as set forth in the following table, as determined in accordance with SEC rules:
[3]	For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of the Company for the measurement periods ending on December 31, 2024, 2023 and 2022.
[4]	Reflects “Net loss” in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for the year ended December 31, 2024 2023, and 2022.